Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net sales	$ 23,198	$ 16,995	$ 14,317
Cost of sales	(13,267)	(9,547)	(8,147)
Depreciation of production assets	(132)	(301)	(736)
Gross profit	9,799	7,147	5,434
Other operating income	2,007	91
Research & development expenses	(2,308)	(3,050)	(4,128)
Selling & marketing expenses	(3,824)	(4,245)	(3,103)
General & administrative expenses	(3,091)	(4,984)	(6,788)
Total operating expenses	(7,216)	(12,188)	(14,019)
Operating income / (loss)	2,583	(5,041)	(8,585)
Non-operating income	935	483	146
Interest and amortization of debt discount	(355)	(167)	(8)
Non-operating expenses	(638)	(96)	(749)
Income / (loss) before income tax expense	2,525	(4,821)	(9,196)
Income tax income (expense)	3,245	(6)	(5)
Net income / (loss)	$ 5,770	$ (4,827)	$ (9,201)
Earnings per share (USD)
Basic	$ 3.92	$ (3.72)	$ (7.09)
Diluted	$ 3.92	$ (3.72)	$ (7.09)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	$ (15)	$ (8)	$ 33
Net gain (loss) arising during period	170	142	105
Other comprehensive income / (loss)	155	134	138
Comprehensive income / (loss)	$ 5,925	$ (4,693)	$ (9,063)